Research and Development and Software (Tables)	12 Months Ended
Dec. 31, 2013
Research and Development and Software [Abstract]
Schedule of software's
	December 31, 2013	December 31, 2012
Software	$1,011,068	$258,933
Accumulated amortization	(64,137)	-
Asset Impairment	(946,931)	-
Software, net	$-	$258,933